Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Leases - Lease Agreements (Table)

	Land	Office buildings	Liquid Barges	Total right of use assets
Balance as at January 1, 2020	$6,929	$1,125	$—	$8,054
Depreciation expense	(149)	(630)	—	(779)
Balance as at December 31, 2020	$6,780	$495	$—	$7,275
Lease reassessment	369	—	—	369
Additions	—	1,105	—	1,105
Depreciation expense	(157)	(589)	—	(746)
Balance as at December 31, 2021	$6,992	$1,011	$—	$8,003
Lease reassessment	539	—	—	539
Additions	—	335	2,683	3,018
Depreciation expense	(170)	(542)	—	(712)
Balance as at December 31, 2022	$7,361	$804	$2,683	$10,848

Leases - Analysis of Lease Liabilities (Table)

	2022	2021	2020
At January 1,	$8,751	$7,856	$8,551
Lease reassement	539	369	—
Additions	3,018	1,105	—
Accretion of interest	717	678	606
Payments	(1,264)	(1,257)	(1,301)
At December 31,	$11,761	$8,751	$7,856
Current	$1,677	$1,095	$911
Non-current	$10,084	$7,656	$6,945

Leases - Maturity Analysis of Finance Lease (Table)
	Less than 1 year	Between 1 and 5 years	Over 5 years	Total
Lease Liability	$1,820	$5,330	$23,989	$31,139

Leases - Fixed and Variable Lease Payments (Table)
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Fixed lease payments	$1,264	$1,257	$1,301
Variable lease payments	1,308	845	982
Total	$2,572	$2,102	$2,283

Leases - Lease Expenses of Lessee (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Depreciation expense of right-of-use assets	$712	$746	$779
Finance expense on lease liabilities	717	678	606
Expense relating to short-term leases	4,058	5,887	6,587
	$5,487	$7,311	$7,972

Leases - Future Minimum Maturity Revenues (Table)
Amount
2023	$85,345
2024	64,219
2025	47,619
2026	6,934
Total	$204,117